COMMON STOCK OPTIONS AND WARRANTS (Schedule of Fair Value Assumptions) (Details) - Employee Stock Options [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield
Estimated annual forfeitures
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	0.18%	1.44%
Expected term in years	2 years 6 months	2 years 9 months 3 days
Volatility of common stock	68.00%	117.18%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	0.26%	2.44%
Expected term in years	3 years 6 months	3 years 2 months 30 days
Volatility of common stock	86.24%	151.43%